Contract liabilities - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Redemption		€ 4,777	€ 0
Addition		2,500	1,870
Revenue recognition		462	4,394
Other releases	€ 1,000	0	1,032
Serum Institute of India | IXCHIQ | Master Collaboration and License Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Addition		€ 2,500
Kingdom of Bahrain | VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition			€ 3,800